Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000049094 | Other RowCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.30%
C000049094 | Financials
Holdings [Line Items]
Percent of Total Investments	30.20%
C000049094 | Energy
Holdings [Line Items]
Percent of Total Investments	15.10%
C000049094 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.80%
C000049094 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000049094 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000049094 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.20%
C000049094 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000049094 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000049094 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000049094 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.90%
C000049094 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.00%
C000049094 | France
Holdings [Line Items]
Percent of Total Investments	14.80%
C000049094 | Spain
Holdings [Line Items]
Percent of Total Investments	11.30%
C000049094 | Italy
Holdings [Line Items]
Percent of Total Investments	10.20%
C000049094 | Germany
Holdings [Line Items]
Percent of Total Investments	6.50%
C000049094 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	6.50%
C000049094 | Canada
Holdings [Line Items]
Percent of Total Investments	5.70%
C000049094 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000049094 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.70%
C000049094 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012060 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012060 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012060 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012060 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012060 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012060 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012060 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012060 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012060 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012060 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012060 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012060 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012060 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012060 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012060 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012060 | Materials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.00%
C000012060 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000038163 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	14.50%
C000038163 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000038163 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	6.70%
C000038163 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000038163 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000038163 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000038163 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000038163 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000038163 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000038163 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000038163 | Financials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000038163 | Energy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000038163 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000038163 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.90%
C000038163 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000038163 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000038163 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000038163 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000038163 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000038163 | Information Technology
Holdings [Line Items]
Percent of Total Investments	39.50%
C000038163 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012199 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012199 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012199 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012199 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012199 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012199 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012199 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012199 | Hartford Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012199 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012199 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012199 | Financials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000012199 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012199 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012199 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012199 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012199 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012199 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012199 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012199 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012199 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000012199 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012048 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	19.90%
C000012048 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012048 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012048 | Ecolab, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012048 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012048 | Nucor Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012048 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012048 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012048 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012048 | Albemarle Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012048 | Chemicals
Holdings [Line Items]
Percent of Total Investments	46.70%
C000012048 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	38.60%
C000012048 | Machinery
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012048 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012048 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012048 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012050 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	15.00%
C000012050 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012050 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012050 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012050 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012050 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012050 | McDonald's Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012050 | Walt Disney Co. (The)
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012050 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012050 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012050 | Consumer Discretionary Distribution & Retail0
Holdings [Line Items]
Percent of Total Investments	33.60%
C000012050 | Consumer Services2.47
Holdings [Line Items]
Percent of Total Investments	19.10%
C000012050 | Media & Entertainment0
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012050 | Automobiles & Components0
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012050 | Consumer Staples Distribution & Retail0.72
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012050 | Consumer Durables & Apparel1.1
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012050 | Transportation0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012050 | Commercial & Professional Services1.25
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012050 | Household & Personal Products1.83
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012050 | Capital Goods0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012194 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012194 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012194 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012194 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012194 | Altria Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012194 | CVS Health Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012194 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012194 | Mondelez International, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012194 | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012194 | Corteva, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012194 | Food, Beverage & Tobacco2.62
Holdings [Line Items]
Percent of Total Investments	57.20%
C000012194 | Household & Personal Products2.9
Holdings [Line Items]
Percent of Total Investments	21.70%
C000012194 | Health Care Equipment & Services3.19
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012194 | Consumer Staples Distribution & Retail2.01
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012194 | Materials0.88
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012051 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	21.70%
C000012051 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	15.40%
C000012051 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012051 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012051 | SLB Ltd.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012051 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012051 | Valero Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012051 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012051 | Phillips 66
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012051 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012051 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	88.20%
C000012051 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012051 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012052 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012052 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012052 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012052 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012052 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	12.60%
C000012052 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012052 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012052 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012052 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012052 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012052 | Financial Services0
Holdings [Line Items]
Percent of Total Investments	65.70%
C000012052 | Banks1.88
Holdings [Line Items]
Percent of Total Investments	34.30%
C000012053 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012053 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012053 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012053 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012053 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012053 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012053 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012053 | BlackRock, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012053 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012053 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012053 | Financial Services0
Holdings [Line Items]
Percent of Total Investments	47.60%
C000012053 | Banks1.88
Holdings [Line Items]
Percent of Total Investments	33.60%
C000012053 | Insurance0.2
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012053 | Commercial & Professional Services2.47
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012053 | Software & Services0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012054 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	13.80%
C000012054 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012054 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012054 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012054 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012054 | Amgen, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012054 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012054 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012054 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012054 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012054 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	36.10%
C000012054 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	21.90%
C000012054 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	18.10%
C000012054 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012054 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012054 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012054 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000012055 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012055 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012055 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012055 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012055 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012055 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012055 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012055 | Boeing Co. (The)
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012055 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012055 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012055 | Capital Goods0.68
Holdings [Line Items]
Percent of Total Investments	58.30%
C000012055 | Financial Services0.76
Holdings [Line Items]
Percent of Total Investments	18.90%
C000012055 | Transportation1.17
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012055 | Materials0.53
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012055 | Commercial & Professional Services3.06
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012055 | Software & Services3.56
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012055 | Technology Hardware & Equipment0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012055 | Consumer Durables & Apparel2.18
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012055 | Pharmaceuticals, Biotechnology & Life Sciences0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012055 | Semiconductors & Semiconductor Equipment0.32
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012055 | Other RowConsumer Services
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000012059 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	16.20%
C000012059 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012059 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012059 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012059 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012059 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012059 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012059 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012059 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012059 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012059 | Other RowMedia
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012059 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	41.60%
C000012059 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	17.30%
C000012059 | Software
Holdings [Line Items]
Percent of Total Investments	16.70%
C000012059 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	16.60%
C000012059 | IT Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012059 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012059 | Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012059 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012059 | Professional Services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012059 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012061 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	15.90%
C000012061 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	16.50%
C000012061 | FedEx Corp.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012061 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012061 | CSX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012061 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012061 | United Parcel Service, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012061 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012061 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012061 | XPO, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012061 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	62.00%
C000012061 | Air Freight & Logistics
Holdings [Line Items]
Percent of Total Investments	20.80%
C000012061 | Passenger Airlines
Holdings [Line Items]
Percent of Total Investments	15.10%
C000012061 | Marine Transportation
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012062 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012062 | Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012062 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012062 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012062 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012062 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012062 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012062 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012062 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012062 | Entergy Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012062 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	58.40%
C000012062 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	22.40%
C000012062 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012062 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012062 | Gas Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012062 | Water Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065074 | Other RowInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.80%
C000065074 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000065074 | Renewable Electricity
Holdings [Line Items]
Percent of Total Investments	24.60%
C000065074 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	24.50%
C000065074 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Total Investments	16.20%
C000065074 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	14.40%
C000065074 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Total Investments	6.60%
C000065074 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Total Investments	1.50%
C000065074 | Independent Power Producers & Energy Traders
Holdings [Line Items]
Percent of Total Investments	0.50%
C000065074 | Steel
Holdings [Line Items]
Percent of Total Investments	0.30%
C000065074 | Industrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Total Investments	0.10%
C000065074 | Germany
Holdings [Line Items]
Percent of Total Investments	1.50%
C000065074 | United States
Holdings [Line Items]
Percent of Total Investments	42.40%
C000065074 | China
Holdings [Line Items]
Percent of Total Investments	21.00%
C000065074 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.30%
C000065074 | India
Holdings [Line Items]
Percent of Total Investments	6.00%
C000065074 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.20%
C000065074 | Portugal
Holdings [Line Items]
Percent of Total Investments	3.30%
C000065074 | Israel
Holdings [Line Items]
Percent of Total Investments	2.50%
C000065074 | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065074 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.70%
C000237280 | Other RowHotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	9.60%
C000237280 | Other RowReal Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000237280 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	18.10%
C000237280 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	14.10%
C000237280 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	11.90%
C000237280 | Data Center REITs
Holdings [Line Items]
Percent of Total Investments	7.40%
C000237280 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Total Investments	7.30%
C000237280 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	7.10%
C000237280 | Diversified REITs
Holdings [Line Items]
Percent of Total Investments	7.00%
C000237280 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000237280 | Office REITs
Holdings [Line Items]
Percent of Total Investments	5.80%
C000237280 | Self-Storage REITs
Holdings [Line Items]
Percent of Total Investments	5.00%
C000237280 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000237280 | France
Holdings [Line Items]
Percent of Total Investments	2.00%
C000237280 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.70%
C000237280 | Canada
Holdings [Line Items]
Percent of Total Investments	1.90%
C000237280 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000237280 | United States
Holdings [Line Items]
Percent of Total Investments	61.90%
C000237280 | Japan
Holdings [Line Items]
Percent of Total Investments	11.10%
C000237280 | Australia
Holdings [Line Items]
Percent of Total Investments	5.40%
C000237280 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.80%
C000237280 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000141932 | Other RowHotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	2.40%
C000141932 | Other RowReal Estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000141932 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	19.10%
C000141932 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	17.70%
C000141932 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	15.60%
C000141932 | Data Center REITs
Holdings [Line Items]
Percent of Total Investments	10.10%
C000141932 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	7.80%
C000141932 | Diversified REITs
Holdings [Line Items]
Percent of Total Investments	8.30%
C000141932 | Office REITs
Holdings [Line Items]
Percent of Total Investments	5.20%
C000141932 | Self-Storage REITs
Holdings [Line Items]
Percent of Total Investments	5.50%
C000141932 | Other Specialized REITs
Holdings [Line Items]
Percent of Total Investments	5.10%
C000141932 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	3.20%
C000141932 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
C000141932 | France
Holdings [Line Items]
Percent of Total Investments	2.10%
C000141932 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.80%
C000141932 | Canada
Holdings [Line Items]
Percent of Total Investments	2.10%
C000141932 | United States
Holdings [Line Items]
Percent of Total Investments	72.60%
C000141932 | Japan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000141932 | Australia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000141932 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.80%
C000141932 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000141932 | Mexico
Holdings [Line Items]
Percent of Total Investments	0.80%
C000050169 | Other RowReal Estate
Holdings [Line Items]
Percent of Total Investments	7.50%
C000050169 | Other RowSelf-Storage REITs
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050169 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	14.70%
C000050169 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	16.40%
C000050169 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	2.10%
C000050169 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Total Investments	18.70%
C000050169 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	3.60%
C000050169 | Diversified REITs
Holdings [Line Items]
Percent of Total Investments	14.30%
C000050169 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000050169 | Office REITs
Holdings [Line Items]
Percent of Total Investments	6.60%
C000050169 | Real Estate Development
Holdings [Line Items]
Percent of Total Investments	1.70%
C000050169 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	1.30%
C000050169 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.70%
C000050169 | France
Holdings [Line Items]
Percent of Total Investments	5.10%
C000050169 | Germany
Holdings [Line Items]
Percent of Total Investments	4.40%
C000050169 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	9.50%
C000050169 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000050169 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.50%
C000050169 | Japan
Holdings [Line Items]
Percent of Total Investments	25.20%
C000050169 | Australia
Holdings [Line Items]
Percent of Total Investments	16.40%
C000050169 | Singapore
Holdings [Line Items]
Percent of Total Investments	8.40%
C000050169 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.50%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.